Financial Instruments (Short-Term Borrowings) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Borrowings [Line Items]
Short-term Bank Loans and Notes Payable	$ 6
Short-term borrowings, carried at historical proceeds, as adjusted	$ 6	[1]	$ 73	[1]	$ 0
Short-term debt, weighted-average effective interest rate	3.00%		3.70%

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.